Details of Significant Accounts - Intangible assets, schedule of intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 32
Amortization charge	(75)	$ (26)
Closing net book amount	6,456
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Closing net book amount	4,739
Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Amortization charge	(59)
Closing net book amount	1,701
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	29
Amortization charge	(14)
Closing net book amount	15
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	3
Amortization charge	(2)
Closing net book amount	1
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	129
Acquired from business combinations	6,499
Disposals	(43)
Closing net book amount	6,585
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Acquired from business combinations	4,739
Disposals	0
Closing net book amount	4,739
Cost | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Acquired from business combinations	1,760
Disposals	0
Closing net book amount	1,760
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	114
Acquired from business combinations	0
Disposals	(43)
Closing net book amount	71
Cost | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	15
Acquired from business combinations	0
Disposals	0
Closing net book amount	15
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(97)
Disposals	43
Closing net book amount	(129)
Accumulated depreciation | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Disposals	0
Closing net book amount	0
Accumulated depreciation | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Disposals	0
Closing net book amount	(59)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(85)
Disposals	43
Closing net book amount	(56)
Accumulated depreciation | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(12)
Disposals	0
Closing net book amount	$ (14)